Other Current Assets and Other Current Financial Assets - Other Current Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Prepaid expenses	$ 5,197	$ 3,331
Agreements with customers, net of accumulated amortization	132	126
Licenses	502	233
Other	411	127
Other current assets	$ 6,242	$ 3,817